Supplementary Financial Statement Information - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Payables [Abstract]
Employees and employee institutions	$ 643	$ 580
Expenses payable	345	712
Royalties payable	554	574
Advances from Baran	838	474
Other liabilities	29	18
Total	$ 2,409	$ 2,358